Borrowings - Borrowings by contractual maturities (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Debt Disclosure
2022	$ 269,751
2023	341,103
2024	91,943
2025	139,920
2026	74,500
Later years	237,949
Total borrowings	1,155,166
Assets sold under agreements to repurchase
Debt Disclosure
2022	91,603
2023	0
2024	0
2025	0
2026	0
Later years	0
Total borrowings	91,603
Short term borrowings
Debt Disclosure
2022	75,000
2023	0
2024	0
2025	0
2026	0
Later years	0
Total borrowings	75,000
Notes payable
Debt Disclosure
2022	103,148
2023	341,103
2024	91,943
2025	139,920
2026	74,500
Later years	237,949
Total borrowings	$ 988,563